UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-02633

FIRST VARIABLE RATE FUND FOR GOVERNMENT INCOME

(Exact name of registrant as specified in charter)

4550 Montgomery Avenue

Suite 1000N

Bethesda, Maryland 20814

(Address of Principal Executive Offices)

William M. Tartikoff, Esq.

4550 Montgomery Avenue

Suite 1000N

Bethesda, Maryland 20814

(Name and Address of Agent for Service)

Registrant's telephone number, including area code:  (301) 951-4800

Date of fiscal year end: December 31

Date of reporting period: Twelve months ended December 31, 2003


Item 1.  Report to Stockholders.

Calvert

Investments that make a difference (registered trademark)

December 31, 2003

Annual Report

Calvert First Government

Money Market Fund

Calvert First Government Money Market Fund

Table of Contents

President's Letter

2

Portfolio Manager Remarks

3

Independent Auditors' Report

5

Statement of Net Assets

6

Statement of Operations

8

Statements of Changes

in Net Assets

9

Notes to

Financial Statements

11

Financial Highlights

15

Explanation of Financial Tables

19

Trustee and Officer Information Table

22

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This past year was unprecedented for the mutual fund industry. Despite the investigations of several mutual fund companies and the examination of corporate business practices, the financial markets and U.S. economy came to a strong close in 2003. Events of the past year have reinforced Calvert's commitment to high standards of corporate responsibility for our investment products.

Looking ahead in 2004, we feel investor confidence is well placed, as prospects for economic growth, evidenced by stronger corporate earnings, job growth, and expanded business operations, appear brighter. Over the last year, the bond indices were up, money market returns were modestly positive, and municipal bond funds continued to provide attractive after-tax yields.

While the Federal Reserve's accommodative stance is a positive backdrop for fixed-income investors, the record budget deficit and the ever-present specter of rising interest rates presents a measure of market uncertainty.

We believe this past year's broad-based market turnaround illustrates once again the value of diversification and a long-term approach to investing. We continue to advise our shareholders to routinely review their portfolios with their financial advisors in light of their risk tolerance, market conditions, and specific financial goals. At Calvert, we believe the key to successful investing is not in trying to predict interest rate movements or asset class returns, but in disciplined, regular saving, diversifying adequately, and maintaining an appropriate long-term strategy.

Thank you for your continued business. Calvert will continue to work diligently to earn and retain your confidence. We look forward to working with you in the year ahead.

Sincerely,

/s/ Barbara J. Krumsiek

President and CEO

January 2004

Portfolio Managers

James B. O'Boyle

Thomas A. Dailey*

*(see p. 21)

Fund Information asset allocation taxable money market NASDAQ symbol FVRXX CUSIP number 131577-10-8

Calvert First Government Money Market Fund

Performance

For the twelve months ended December 31, 2003, the Fund's Class O shares returned 0.52%, versus 0.46% for the Lipper U.S. Government Money Market Funds Average.

Investment Climate

Despite war and other worries, the U.S. economy was poised to grow faster than expected at the end of 2003. Economic growth in 2004 should be stronger than the half-century average of 3.3% but still lagging for this early stage of economic recovery. Businesses are now more aggressive in capital spending, an important development, but that has not yet translated into robust labor market growth. The current unemployment rate of 5.7% is only slightly lower than the 6.0% rate at the end of 2002. In 2003, consumer spending abated, but it was still relatively strong. Core consumer inflation has not hovered around the 1% level since the mid-1960s. The trend in price disinflation and concern about a weak labor market, world events, and post-bubble drag led the Federal Reserve to reduce its target interest rate by a quarter point in June. The Fed Funds target interest rate now sits at 1%, a level not consistently seen since the mid-1950s.

Portfolio Strategy

During the year, we balanced our short-term purchases with purchases of government agency securities in the twelve- to thirteen-month ranges. Our short-term purchases focused on variable-rate government securities, which should reset quickly when the Fed begins to raise rates. At the same time, we purchased longer government agencies to protect Portfolio yield, since we believed rates would remain low for an extended period of time.

Outlook

The year 2004 presents investors with some uncertainty. U.S. fiscal and monetary policies remain quite stimulative and, we believe, should support the economy throughout the year. However, in doing so, they will make it difficult to get a solid read on the underlying real economy. There are strong countervailing forces at play on interest rates. The trend in slower price growth and the reality of excess capacity are key reasons the Fed has stated it can maintain an accommodative monetary policy for the foreseeable future. This would be very conducive to steady, low interest rates for much of the year.

Yet bearish forces lurk. Current Administration fiscal policy has captured the attention of deficit-sensitive bond investors. The U.S. Treasury will have to auction record amounts of new bills and notes in 2004.  Foreign investors have been financing the record U.S. current-account deficit, but the steady decline in the dollar has discouraged foreign private-sector bond buyers. The government of Japan, through record attempts to weaken the yen, is now a massive buyer of U.S. government bonds, as a result helping to keep all U.S. interest rates low. We must watch carefully to see if Japan continues to intervene heavily in the currency market, thereby supporting U.S. interest rates. In addition, bond investors will be concerned if they start to perceive the Fed as clay-footed in responding to any steady increase in core inflation rates. We expect money market rates to remain quite low for much of the year as the Fed patiently hopes and waits for better job growth and continued low inflation. We expect rates to increase once the Fed starts raising the target Federal Funds rate.

January 2004

Please remember, this discussion reflects the views and opinions of Calvert Asset Management Company at December 31, 2003, the end of the reporting period. Our strategy and the Fund's portfolio composition may differ due to ever-changing market and economic conditions. While historical performance is no guarantee of future results, it may give you a better and more thorough understanding of our investment decisions and management philosophy.

Portfolio

statistics

weighted
average maturity
12.31.03	65 days
12.31.02	77 days

Class O
average annual
total return

as of 12.31.03
1 year	0.52%
5 year	3.03%
10 year	3.87%
inception	6.60%
(12.07.76)

Total returns assume reinvestment of dividends. Performance information represents the value of an investment in Class O shares. The value of an investment in Class B or C shares would be different. Past performance is no guarantee of future results.

Independent Auditors' Report

The Board of Trustees of First Variable Rate Fund for Government Income and

Shareholders of Calvert First Government Money Market Fund:

We have audited the accompanying statement of net assets of Calvert First Government Money Market Fund (the "Fund"), the sole series of First Variable Rate Fund for Government Income, as of December 31, 2003, and the related statement of operations for the year then ended, and the statements of changes in net assets and the financial highlights for each of the years in the two-year period then ended.  These financial statements and financial highlights are the responsibility of the Fund's management.  Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.  The financial highlights for the years ended December 31, 2001 and 2000, were audited by other auditors who have ceased operations.  Those auditors expressed an unqualified opinion on those financial highlights in their report dated February 15, 2002.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America.  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.  An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements.  Our procedures included confirmation of securities owned as of December 31, 2003, by correspondence with the custodian and brokers or by other appropriate auditing procedures.  An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.  We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Calvert First Government Money Market Fund as of December 31, 2003, the results of its operations for the year then ended, and the changes in its net assets and the financial highlights for each of the years in the two-year period then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/ KPMG LLP

Philadelphia, Pennsylvania

February 18, 2004

Statement of Net Assets

December 31, 2003

	Principal
Taxable Variable Rate Demand Notes - 47.7%	Amount	Value
Overseas Private Investment Corp., 1.10%, 11/15/13
GA: U.S. Government	$18,604,651	$18,604,651
Post Apartment Homes LP MFH Revenue, 1.14%, 7/15/29,
CA: FNMA	30,245,000	30,245,000
Rural Electric Coop Grantor Trust Certificates, 1.17%, 12/15/17
TOA: JP Morgan Chase Bank	36,630,000	36,630,000

Total Taxable Variable Rate Demand Notes (Cost $85,479,651)		85,479,651

U.S. Government Agencies
and Instrumentalities - 51.8%
Fannie Mae:
1.51%, 11/30/04	2,500,000	2,500,000
1.55%, 12/6/04	10,000,000	10,000,000
1.54%, 12/24/04	5,000,000	4,996,531
Fannie Mae Discount Notes, 11/12/04	5,000,000	4,941,408
Federal Farm Credit Bank, 1.15%, 7/8/04	5,000,000	5,000,000
Federal Home Loan Bank, 5.375%, 1/5/04	5,000,000	5,002,074
Federal Home Loan Bank Discount Notes, 1/2/04	53,000,000	52,999,043
Freddie Mac:
1.375%, 11/9/04	2,500,000	2,500,000
3.25%, 11/15/04	2,500,000	2,539,352
Freddie Mac Discount Notes, 11/4/04	2,500,000	2,470,484

Total U.S. Government Agencies
and Instrumentalities (Cost $92,948,892)		92,948,892

Total Investments (Cost $178,428,543) - 99.5%		178,428,543
Other assets and liabilities, net - 0.5%		835,519
Net Assets - 100.0%		$179,264,062

See notes to financial statements.

Net Assets Consist of:
Paid-in capital applicable to the following shares of beneficial interest, unlimited number of no par value shares authorized
Class O: 175,566,249 shares outstanding	$175,273,375
Class B: 2,943,851 shares outstanding	2,943,796
Class C: 1,036,970 shares outstanding	1,036,888
Undistributed net investment income	12,658
Accumulated net realized gain (loss) on investments	(2,655)

Net Assets	$179,264,062

Net Asset Value Per Share
Class O (based on net assets of $175,282,466)	$1.00
Class B (based on net assets of $2,944,400)	$1.00
Class C (based on net assets of $1,037,196)	$1.00

Abbreviations:

CA: Collateral Agreement

FNMA: Federal National Mortgage Association

GA: Guaranty Agreement

MFH: Multi-Family Housing

TOA: Tender Option Agreement

See notes to financial statements.

Statement of Operations

Year ended December 31, 2003

Net Investment Income
Investment Income:
Interest income	$2,575,879

Expenses:
Investment advisory fee	494,810
Transfer agency fees and expenses	333,807
Distribution plan expenses:
Class B	45,453
Class C	13,583
Class T	674
Trustees' fees and expenses	10,637
Accounting fees	38,754
Administrative fees:
Class O	479,356
Class B	11,363
Class C	3,395
Class T	674
Custodian fees	26,897
Registration fees	47,581
Reports to shareholders	70,570
Professional fees	19,771
Miscellaneous	29,496
Total expenses	1,626,821
Reimbursement from Advisor:
Class B	(6,198)
Class C	(8,793)
Fees waived:
Class B	(31,921)
Class C	(9,117)
Fees paid indirectly	(6,059)
Net expenses	1,564,733

Net Investment Income	1,011,146

Realized Gain (Loss) on Investments
Net realized gain (loss) on investments	(2,655)

Increase (Decrease) in Net Assets
Resulting from Operations	$1,008,491

See notes to financial statements.

Statements of Changes in Net Assets

	Year Ended	Year Ended
	December 31,	December 31,
Increase (Decrease) in Net Assets	2003	2002
Operations:
Net investment income	$1,011,146	$3,322,516
Net realized gain (loss)	(2,655)	942

Increase (Decrease) in Net Assets Resulting from Operations	1,008,491	3,323,458

Distributions to shareholders from
Net investment income:
Class O shares	(1,019,054)	(2,536,865)
Class B shares	(952)	(1,624)
Class C shares	(201)	(775)
Class T shares	(254)	(788,765)
Total distributions	(1,020,461)	(3,328,029)
Capital share transactions:
Shares sold:
Class O shares	143,705,548	167,399,083
Class B shares	2,793,187	5,844,795
Class C shares	1,900,362	1,738,318
Class T shares	392,379	68,896,661
Reinvestment of distributions:
Class O shares	998,865	2,482,707
Class B shares	763	1,453
Class C shares	242	728
Class T shares	239	791,820
Shares redeemed:
Class O shares	(175,190,218)	(191,381,824)
Class B shares	(4,723,346)	(2,871,194)
Class C shares	(2,166,337)	(2,172,941)
Class T shares	(1,389,531)	(161,939,020)
Total capital share transactions	(33,677,847)	(111,209,414)

Total Increase (Decrease) in Net Assets	(33,689,817)	(111,213,985)

Net Assets
Beginning of year	212,953,879	324,167,864
End of year (including undistributed net investment income
of $12,658 and $21,973, respectively)	$179,264,062	$212,953,879

See notes to financial statements.

	Year Ended	Year Ended
	December 31,	December 31,
Capital Share Activity	2003	2002
Shares sold:
Class O shares	143,705,534	167,411,030
Class B shares	2,793,187	5,844,795
Class C shares	1,900,362	1,738,318
Class T shares	392,379	68,884,657
Reinvestment of distributions:
Class O shares	998,865	2,482,707
Class B shares	763	1,453
Class C shares	242	729
Class T shares	239	791,820
Shares redeemed:
Class O shares	(175,190,218)	(191,381,824)
Class B shares	(4,723,346)	(2,871,194)
Class C shares	(2,166,337)	(2,172,941)
Class T shares	(1,389,531)	(161,939,020)
Total capital share activity	(33,677,861)	(111,209,470)

See notes to financial statements.

Notes to Financial Statements

Note A -- Significant Accounting Policies

General:  The Calvert First Government Money Market Fund (the "Fund"), the only series of First Variable Rate Fund for Government Income, is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Fund offers three classes of shares of beneficial interest. A fourth class of shares (Class T) ceased operations on May 23, 2003. Class O shares are sold to the public, with no front-end sales charge at the time of purchase and no back-end load when they are redeemed. Class B shares may be purchased only by exchange from Class B shares of other Calvert Group Funds. Class B shares are sold without a front-end sales charge at the time of purchase, but may be subject to a deferred sales charge upon redemption of the Fund in which the Class B shares were originally purchased. Class C shares may be purchased only by exchange from Class C shares of another Calvert Group Fund. Class C shares are sold without a front-end sales charge at the time of purchase. They may be subject to a deferred sales charge if they are redeemed within one year after purchase of the Class C shares in the original Fund. Class B and C shares have higher expenses than Class O shares, including Distribution Plan expenses. Class O shares are not subject to a Distribution Plan. Class T shares were sold to investors with brokerage accounts at The Advisors Group, Inc. Class T shares were sold with no front-end sales charge at the time of purchase and no back-end load when they were redeemed, and were subject to Distribution Plan expenses.

Security Valuation:  Net asset value per share is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time), and at such other times as may be necessary or appropriate. Securities are valued at amortized cost which approximates market in accordance with Rule 2a-7 of the Investment Company Act of 1940.

Repurchase Agreements:  The Fund may enter into repurchase agreements with recognized financial institutions or registered broker/dealers and, in all instances, holds underlying securities with a value exceeding the total repurchase price, including accrued interest. Although risk is mitigated by the collateral, the Fund could experience a delay in recovering its value and a possible loss of income or value if the counterparty fails to perform in accordance with the terms of the agreement.

Security Transactions and Investment Income:  Security transactions are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis. Interest income is recorded on the accrual basis and includes accretion of discount and amortization of premium. Investment income and realized gains and losses are allocated to separate classes of shares based upon the relative net assets of each class. Expenses arising in connection with a class are charged directly to that class. Expenses common to the classes are allocated to each class in proportion to their relative net assets.

Distributions to Shareholders:  Distributions to shareholders are recorded by the Fund on ex-dividend date. Dividends from net investment income are accrued daily and paid monthly. Distributions from net realized capital gains, if any, are paid at least annually. Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles; accordingly, periodic reclassifications are made within the Fund's capital accounts to reflect income and gains available for distribution under income tax regulations.

Estimates:  The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Expense Offset Arrangements:  The Fund has an arrangement with its custodian bank whereby the custodian's and transfer agent's fees may be paid indirectly by credits earned on the Fund's cash on deposit with the bank. Such a deposit arrangement is an alternative to overnight investments.

Federal Income Taxes:  No provision for federal income or excise tax is required since the Fund intends to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable earnings.

Note B -- Related Party Transactions

Calvert Asset Management Company, Inc. (the "Advisor") is wholly-owned by Calvert Group, Ltd. ("Calvert"), which is indirectly wholly-owned by Ameritas Acacia Mutual Holding Company (collectively, "Ameritas Acacia"). The Advisor provides investment advisory services and pays the salaries and fees of officers and interested Trustees of the Fund. For its services, the Advisor receives a monthly fee based on the following annual rates of average daily net assets: .25% on the first $500 million, .225% on the next $400 million, .20% on the next $400 million, .175% on the next $700 million and .15% on the excess of $2 billion. Under the terms of the agreement, $73,487 was payable at year end.

The Advisor has agreed to limit net annual Fund operating expenses through April 30, 2004. The contractual expense cap is 2.00% for Class B and Class C. For the purpose of this expense limit, operating expenses do not include interest expense, brokerage commissions, taxes, extraordinary expenses and capital items. In addition, affiliates of the Advisor voluntarily waived fees during the year ended December 31, 2003 for Class B and Class C to maintain a yield.

The Advisors Group, Inc., ("TAG"), also a wholly-owned subsidiary of Ameritas Acacia, is a broker-dealer. TAG offered Class T shares as a sweep account for its brokerage customers.

Calvert Administrative Services Company ("CASC"), an affiliate of the Advisor, provides administrative services to the Fund for an annual fee. Class O, Class B and Class C pay an annual rate of .25% and Class T paid an annual rate of .25%, based on their average daily net assets. Under the terms of the agreement, $38,436 was payable at year end.

Calvert Distributors, Inc., an affiliate of the Advisor, is the distributor and principal underwriter for the Fund. Distribution Plans, adopted by Class B, C, and T shares, allow the Fund to pay the distributor for expenses and services associated with distribution of shares. The expenses paid may not exceed 1.00% annually of average daily net assets of Class B and Class C and .25% of average daily net assets of Class T. Under the terms of the agreement, $3,766 was payable at year end.

Calvert Shareholder Services, Inc. ("CSSI"), an affiliate of the Advisor, is the shareholder servicing agent for the Fund. For its services, CSSI received a fee of $150,529 for the year ended December 31, 2003. Under terms of the agreement, $12,321 was payable at year end. Boston Financial Data Services, Inc., is the transfer and dividend disbursing agent.

Each Trustee of the Fund who is not an employee of the Advisor or its affiliates receives an annual retainer of $25,000 plus $1,500 for each Board and Committee meeting attended. Trustee fees are allocated to each of the funds served.

Note C -- Investment Activity

The cost of investments owned at December 31, 2003 for federal income tax purposes was $178,428,543. Net realized capital loss carryforward for federal income tax purposes of  $2,655 at December 31, 2003 maybe utilized to offset future gains until expiration in December 2011.

The tax character of distributions paid during the years ended December 31, 2003 and December 31, 2002 were as follows:

	2003	2002

Ordinary income	$1,020,461	$3,328,029
Total	$1,020,461	$3,328,029

As of December 31, 2003, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income	$12,658
Capital loss carryforward	(2,655)
Total	$10,003

The Fund may sell or purchase securities from other Funds managed by the Advisor, typically short-term variable rate demand notes. Interportfolio transactions are primarily used for cash management purposes. Interportfolio transactions are made pursuant to Rule 17a-7 of the Investment Company Act of 1940. For the year ended December 31, 2003, purchases and sales transactions were $779,515,000 and $799,440,000, respectively.

Note D -- Line of Credit

A financing agreement is in place with all Calvert Group Funds (except for the Calvert Social Investment Fund's Balanced and Enhanced Equity Portfolios, the CVS Calvert Social Balanced Portfolio and the CVS Ameritas Index 500 Portfolio) and State Street Bank and Trust Company ("the Bank"). Under the agreement, the Bank is providing an unsecured line of credit facility, in the aggregate amount of $50 million ($25 million committed and $25 million uncommitted), to be accessed by the Funds for temporary or emergency purposes only. Borrowings under this facility bear interest at the overnight Federal Funds Rate plus .50% per annum. A commitment fee of .10% per annum will be incurred on the unused portion of the committed facility which will be allocated to all participating funds. The Fund had no loans outstanding pursuant to this line of credit at December 31, 2003.

For the year ended December 31, 2003, borrowing information by the Fund under the Agreement was as follows:

Average	Weighted	Maximum	Month of
Daily	Average interest	Amount	Maximum Amount
Balance	Rate	Borrowed	Borrowed
$101,907	1.66%	$5,576,286	October 2003

Financial Highlights

		Years Ended
		December 31,	December 31,
Class O Shares		2003	2002
Net asset value, beginning		$1.00	$1.00
Income from investment operations
Net investment income		.005	.012
Distributions from
Net investment income		(.005)	(.012)
Net asset value, ending		$1.00	$1.00

Total return*		0.52%	1.19%
Ratios to average net assets:
Net investment income		.53%	1.18%
Total expenses		.78%	.75%
Expenses before offsets		.78%	.75%
Net expenses		.77%	.75%
Net assets, ending (in thousands)		$175,282	$205,780

		Years Ended
	December 31,	December 31,	December 31,
Class O Shares	2001	2000	1999
Net asset value, beginning	$1.00	$1.00	$1.00
Income from investment operations
Net investment income	.034	.056	.043
Distributions from
Net investment income	(.034)	(.056)	(.043)
Net asset value, ending	$1.00	$1.00	$1.00

Total return*	3.45%	5.71%	4.38%
Ratios to average net assets:
Net investment income	3.39%	5.55%	4.28%
Total expenses	.77%	.77%	.82%
Expenses before offsets	.77%	.77%	.82%
Net expenses	.76%	.75%	.81%
Net assets, ending (in thousands)	$227,259	$223,437	$229,754

		Years Ended
		December 31,	December 31,
Class B Shares		2003	2002
Net asset value, beginning		$1.00	$1.00
Income from investment operations
Net investment income		**	.001
Distributions from
Net investment income		**	(.001)
Net asset value, ending		$1.00	$1.00

Total return*		.02%	.06%
Ratios to average net assets:
Net investment income		.01%	.09%
Total expenses		2.14%	2.17%
Expenses before offsets		1.30%	1.78%
Net expenses		1.30%	1.78%
Net assets, ending (in thousands)		$2,944	$4,874

		Years Ended
	December 31	December 31,	December 31,
Class B Shares	2001	2000	1999
Net asset value, beginning	$1.00	$1.00	$1.00
Income from investment operations
Net investment income	.021	.043	.031
Distributions from
Net investment income	(.021)	(.043)	(.031)
Net asset value, ending	$1.00	$1.00	$1.00

Total return*	2.15%	4.38%	3.11%
Ratios to average net assets:
Net investment income	1.57%	4.33%	3.18%
Total expenses	3.27%	5.83%	8.09%
Expenses before offsets	2.01%	2.07%	2.02%
Net expenses	2.00%	2.00%	2.00%
Net assets, ending (in thousands)	$1,898	$394	$420

		Years Ended
		December 31,	December 31,
Class C Shares		2003	2002
Net asset value, beginning		$1.00	$1.00
Income from investment operations
Net investment income		**	.001
Distributions from
Net investment income		**	(.001)
Net asset value, ending		$1.00	$1.00

Total return*		.02%	.08%
Ratios to average net assets:
Net investment income (loss)		(.02%)	.11%
Total expenses		2.65%	2.72%
Expenses before offsets		1.33%	1.80%
Net expenses		1.33%	1.79%
Net assets, ending (in thousands)		$1,038	$1,303

		Years Ended
	December 31,	December 31,	December 31,
Class C Shares	2001	2000	1999
Net asset value, beginning	$1.00	$1.00	$1.00
Income from investment operations
Net investment income	.021	.043	.031
Distributions from
Net investment income	(.021)	(.043)	(.031)
Net asset value, ending	$1.00	$1.00	$1.00

Total return*	2.18%	4.39%	3.12%
Ratios to average net assets:
Net investment income	1.82%	4.25%	3.22%
Total expenses	3.16%	3.60%	4.75%
Expenses before offsets	2.03%	2.03%	2.02%
Net expenses	2.00%	2.00%	2.00%
Net assets, ending (in thousands)	$1,737	$449	$1,056

		Periods Ended
	May 23,	December 31,	December 31,
Class T Shares	2003#	2002	2001
Net asset value, beginning	$1.00	$1.00	$1.00
Income from investment operations
Net investment income	**	.010	.032
Distributions from
Net investment income	**	(.010)	(.032)
Net asset value, ending	$1.00	$1.00	$1.00

Total return*	.03%	.99%	3.28%
Ratios to average net assets:
Net investment income	.38% (a)	1.05%	3.29%
Total expenses	1.06% (a)	.93%	.93%
Expenses before offsets	1.06% (a)	.93%	.93%
Net expenses	1.06% (a)	.92%	.92%
Net assets, ending (in thousands)	$0	$996	$93,274

		Periods Ended
		December 31,	December 31,
Class T Shares		2000	1999(z)
Net asset value, beginning		$1.00	$1.00
Income from investment operations
Net investment income		.05	.035
Distributions from
Net investment income		(.05)	(.035)
Net asset value, ending		$1.00	$1.00

Total return*		5.54%	3.59%
Ratios to average net assets:
Net investment income		5.40%	4.29%(a)
Total expenses		.93%	.95%(a)
Expenses before offsets		.93%	.95%(a)
Net expenses		.91%	.94%(a)
Net assets, ending (in thousands)		$98,720	$100,778

*           Total return is not annualized for periods less than one year

**          Net investment income and distributions were less than $.001 per share.

(a)        Annualized

(z) From March 1, 1999 inception.

#          Class T ceased operations on May 23, 2003.

See notes to financial statements.

Explanation of Financial Tables

Schedule of Investments

The Schedule of Investments is a snapshot of all securities held in the fund at their market value, on the last day of the reporting period.  Securities are listed by asset type (e.g., common stock, corporate bonds, U.S. government obligations) and may be further broken down into sub-groups and by industry classification.

Statement of Assets and Liabilities

The Statement of Assets and Liabilities is often referred to as the fund's balance sheet.  It lists the value of what the fund owns, is due and owes on the last day of the reporting period.  The fund's assets include the market value of securities owned, cash, receivables for securities sold and shareholder subscriptions, and receivables for dividends and interest payments that have been earned, but not yet received.  The fund's liabilities typically include payables for securities purchased and shareholder redemptions, and expenses owed but not yet paid.  The statement also reports the fund's net asset value (NAV) per share on the last day of the reporting period.  The NAV is calculated by dividing the fund's net assets (assets minus liabilities) by the number of shares outstanding.  This statement is accompanied by a Schedule of Investments.  Alternatively, if certain conditions are met, a Statement of Net Assets may be presented in lieu of this statement and the Schedule of Investments.

Statement of Net Assets

The Statement of Net Assets provides a detailed list of the fund's holdings, including each security's market value on the last day of the reporting period.  The Statement of Net Assets includes a Schedule of Investments.  Other assets are added and other liabilities subtracted from the investments total to calculate the fund's net assets.  Finally, net assets are divided by the outstanding shares of the fund to arrive at its share price, or Net Asset Value (NAV) per share.

At the end of the Statement of Net Assets is a table displaying the composition of the fund's net assets.  Paid in Capital is the money invested by shareholders and represents the bulk of net assets.  Undistributed Net Investment Income and Accumulated Net Realized Gains usually approximate the amounts the fund had available to distribute to shareholders as of the statement date.  Accumulated Realized Losses will appear as negative balances.  Unrealized Appreciation (Depreciation) is the difference between the market value of the fund's investments and their cost, and reflects the gains (losses) that would be realized if the fund were to sell all of its investments at their statement-date values.

Statement of Operations

The Statement of Operations summarizes the fund's investment income earned and expenses incurred in operating the fund.  Investment income includes dividends earned from stocks and interest earned from interest-bearing securities in the fund.  Expenses incurred in operating the fund include the advisory fee paid to the investment advisor, administrative services fees, distribution plan expenses (if applicable), transfer agent fees, shareholder servicing expenses, custodial, legal, and audit fees, and the printing and postage expenses related to shareholder reports.  Expense offsets (fees paid indirectly) are also shown.  Credits earned from offset arrangements are used to reduce the fund's expenses.  This statement also shows net gains (losses) realized on the sale of investments and the increase or decrease in the unrealized appreciation (depreciation) on investments held during the period.

Statement of Changes in Net Assets

The Statement of Changes in Net Assets shows how the fund's total net assets changed during the two most recent reporting periods.  Changes in the fund's net assets are attributable to investment operations, distributions and capital share transactions.

The Operations section of the report summarizes information detailed in the Statement of Operations.  The Distribution section shows the dividend and capital gain distributions made to shareholders.  The amounts shown as distributions in this section may not match the net investment income and realized gains amounts shown in the Operations section because distributions are determined on a tax basis and certain investments or transactions may be treated differently for financial statement and tax purposes.  The Capital Share Transactions section shows the amount shareholders invested in the fund, either by purchasing shares or by reinvesting distributions, and the amounts redeemed.  The corresponding numbers of shares issued, reinvested and redeemed are shown at the end of the report.

Financial Highlights

The Financial Highlights table provides a per-share breakdown by class of the components that affect the fund's net asset value for current and past reporting periods.  The table provides total return, total distributions, expense ratios, portfolio turnover and net assets for the applicable period.  Total return is a measure of a fund's performance that encompasses all elements of return: dividends, capital gain distributions and changes in net asset value.  Total return is the change in value of an investment over a given period, assuming reinvestment of any dividends and capital gain distributions, expressed as a percentage of the initial investment.  Total distributions include distributions from net investment income and net realized gains.  Long-term gains are earned on securities held in the fund more than one year.  Short-term gains, on the sale of securities held less than one year, are treated as ordinary dividend income for tax purposes.  The expense ratio is a fund's cost of doing business, expressed as a percentage of net assets.  These expenses directly reduce returns to shareholders.  Portfolio turnover measures the trading activity in a fund's investment portfolio -- how often securities are bought and sold by a fund.  Portfolio turnover is affected by market conditions, changes in the size of the fund, the nature of the fund's investments and the investment style of the portfolio manager.

SENIOR PORTFOLIO MANAGER INFORMATION TABLE

Name: Thomas A. Dailey

Position: Vice President, Tax Exempt and Money Market Division for Calvert Asset Management Company, Inc. (CAMCO)

Portfolio Responsibilities: Mr. Dailey is the senior member of the Tax Exempt and Money Market Division. He manages several of Calvert's money market portfolios and oversees the implementation of CAMCO's money market investment strategy. Mr. Dailey received a BS in Finance and Administration/Management from LaRoche College and has 10 years of experience in the financial services industry.

Trustee and officer Information Table

# of Calvert

Position

Position

Portfolios

Other

Name &

with

Start

Principal Occupation

Overseen

Directorships

Date of Birth

Fund

Date

During Last 5 Years

(Not   Applicable   to  Officers)

RICHARD L. BAIRD, JR. DOB: 05/09/48	Trustee	1976	President and CEO of the Family Health Council, Inc. in Pittsburgh, PA, a non-profit corporation which provides family planning services, nutrition, maternal/child health care, and various health screening services.	17
FRANK H. BLATZ, JR., Esq. DOB: 10/29/35	Trustee	1982	Attorney with Schiller & Pittenger, P.C. From 1996 to 1999 he was a partner in the law firm of Snevily, Ely, Williams, Gurrieri & Blatz and prior to that a partner with Abrams, Blatz, Gran, Hendricks & Reina, P.A.	27
DOUGLAS E. FELDMAN, M.D. DOB: 05/23/48	Trustee	1982	Managing partner of Feldman Otolaryngology, Head and Neck Surgery in Washington, D.C. A graduate of Harvard Medical School, he is Associate Professor of Otolaryngology, Head and Neck Surgery at Georgetown University and George Washington University Medical School, and past Chairman of the Department of Otolaryngology, Head and Neck Surgery at the Washington Hospital Center. He is included in The Best Doctors in America.	11
PETER W. GAVIAN, CFA, ASA DOB: 12/08/32	Trustee	1980	Since 1976, President of Corporate Finance of Washington, Inc., a business appraisal firm. He is a Chartered Financial Analyst and an Accredited senior appraiser (business evaluation).	11
JOHN GUFFEY, JR. DOB: 05/15/48	Trustee	1976	Treasurer and Director of Silby, Guffey and Co., Inc. a venture capital firm.	19	Ariel Funds Calvert Foundation Calvert Ventures, LLC

M. CHARITO KRUVANT

DOB: 12/08/45	Trustee	1996	President and CEO of Creative Associates International, Inc., a firm that specializes in human resources development, information management, public affairs and private enterprise development.	27	Acacia Federal Savings Bank

ARTHUR J. PUGH

DOB: 09/24/37	Trustee	1982	Retired executive.	27	Acacia Federal Savings Bank
BARBARA J. KRUMSIEK DOB: 08/09/52

(interested Trustee)

	Trustee & President	1997	President, Chief Executive Officer and Vice Chairman of Calvert Group, Ltd. Prior to joining Calvert in 1997, Ms. Krumsiek had served as a Managing Director of Alliance Fund Distributors, Inc.	36	Calvert Foundation

DAVID R. ROCHAT

DOB: 10/07/37 (interested Trustee)	Trustee & Senior Vice President	1980	Executive Vice President of Calvert Asset Management Company, Inc. and Director and President of Chelsea Securities, Inc.	11	Government Scientific Source, Inc. Chelsea Securities, Inc.
D. Wayne Silby, Esq.

DOB: 07/20/48

(interested Trustee)	Trustee	1976	Mr. Silby is Chairman of GroupServe Foundation, a software company focused on collaborative tools for non-profit groups. He is an officer and director of Silby, Guffey and Co., Inc., a private investment company.	20	Ameritas Acacia Mutual Life Insurance Company Calvert Foundation Grameen Foundation USA
SUSAN walker Bender, Esq. DOB: 01/29/59	Officer	1988	Assistant Vice President and Associate General Counsel of Calvert Group, Ltd.
IVY WAFFORD DUKE, Esq. DOB: 09/07/68	Officer	1996	Assistant Vice President and Associate General Counsel of Calvert Group, Ltd.
Daniel K. Hayes DOB: 09/09/50	Officer	1996	Senior Vice President of Calvert Asset Management Company, Inc.
HUI PING HO, CPA DOB: 01/06/65	Officer	2000	Tax Compliance Manager of Calvert Group, Ltd. and Assistant Fund Treasurer.
LANCELOT A. KING, Esq. DOB: 07/19/70	Officer	2002

Assistant Secretary and Assistant General Counsel of Calvert Group, Ltd. Prior to working at Calvert Group, Mr. King was an associate with Mintz, Levin, Cohn, Ferris, Glovsky & Popeo, and also with Kirkpatrick & Lockhart.

William M. Tartikoff, Esq. DOB: 08/12/47	Officer	1990	Senior Vice President, Secretary, and General Counsel of Calvert Group, Ltd.
Ronald M. Wolfsheimer, CPA DOB: 07/24/52	Officer	1979	Senior Vice President and Chief Financial Officer of Calvert Group, Ltd. and Fund Treasurer.
MICHAEL V. YUHAS JR., CPA DOB: 08/04/61	Officer	1999	Director of Fund Administration of Calvert Group, Ltd. and Fund Controller.

The address of Trustees and Officers is 4550 Montgomery Avenue, Suite 1000N, Bethesda, Maryland 20814, except Mr. Silby's address is 1715 18th Street, N.W., Washington, DC  20009. Ms. Krumsiek is an interested person of the Fund since she is an officer and director of the Fund's advisor and its affiliates.  Mr. Silby is an interested person of the Fund since he is a director of the parent company of the Fund's advisor.  Mr. Rochat is an interested person of the Fund since he is an officer and director of the Fund's advisor.

Additional information about the Fund's Trustees can be found in the Statement of Additional Information (SAI). You can get a free copy of the SAI by contacting your broker, or the Fund at 1-800-368-2745.

SUPPLEMENT TO:

CALVERT SOCIALLY RESPONSIBLE FUNDS

PROSPECTUS

CSIF Balanced Portfolio

CSIF Equity Portfolio

CSIF Enhanced Equity Portfolio

CSIF Bond Portfolio

Calvert Social Index Fund

Calvert Large Cap Growth Fund

Calvert Capital Accumulation Fund

CWVF International Equity Fund

Calvert New Vision Small Cap Fund

Prospectus dated: January 31, 2003 as revised June 30, 2003

Date of Supplement: December 19, 2003

CALVERT INCOME FUND AND SHORT DURATION INCOME FUND

PROSPECTUS

Calvert Income Fund

Calvert Short Duration Income Fund

Prospectus dated: January 31, 2003 as revised September 15, 2003

Date of Supplement: December 19, 2003

CLASS I (INSTITUTIONAL) SHARES PROSPECTUS

Calvert Social Investment Fund Portfolios

Calvert Social Index Fund

Calvert Large Cap Growth Fund

Calvert Capital Accumulation Fund

Calvert World Values International Equity Fund

Calvert New Vision Small Cap Fund

Calvert Income Fund

Calvert Short Duration Income Fund

Prospectus dated: January 31, 2003

Date of Supplement: December 19, 2003

SUPPLEMENT TO PROSPECTUS

Calvert Tax-Free Reserves Limited-Term Portfolio

Calvert Tax-Free Reserves Long-Term Portfolio

Calvert National Municipal Intermediate Fund

Calvert Tax-Free Reserves Vermont Municipal Portfolio

Calvert California Municipal Intermediate Fund

Date of Prospectus: April 30, 2003

Date of Supplement: December 19, 2003

(1)  Please note the following addition to each of the above-referenced Prospectuses:

Redemption Fee

Effective February 1, 2004, the Funds will impose a 2% redemption fee on redemptions, including exchanges, made within 30 days of purchase in the same Fund (within five days for CTFR Limited-Term Portfolio and California Limited-Term Municipal Fund and all Class I shares).  The redemption fee is paid to the Fund, and is intended to discourage market-timers by ensuring that short-term trading costs are borne by the investors making the transactions and not by shareholders already in the Fund.

________________________________________________________________________

(2)  Please note the following addition to Exhibit A in each of the above-referenced Prospectuses (except Class I), which relates to reduced sales charges:

Purchases Made with Redemption Proceeds from Another "Load" Mutual Fund

If you purchase shares of a Fund directly from Calvert, Calvert Distributors, Inc. may waive the front-end sales charge for investors who purchase Class A shares of a Fund with the proceeds from a redemption of a non-Calvert mutual fund on which a sales charge or CDSC was paid if such redemption is made within 60 days of the purchase of a Fund.  At the time the order for the purchase is placed, you must inform Calvert and provide a copy of your prior account statement or confirmation from the other fund showing the redemption transaction.  This provision may be terminated at any time by Calvert Distributors, Inc. or the Funds without notice.

If you purchase shares of a Fund through a broker/dealer, Calvert Distributors, Inc. may waive the front-end sales charge for investors who purchase Class A shares of a Fund with the proceeds from a redemption of a non-Calvert mutual fund on which a sales charge or CDSC was paid if such redemption is made within 60 days of the purchase of a Fund and if the selling broker/dealer has an agreement with Calvert Distributors, Inc. to that effect.  Your broker must inform Calvert at the time the order for the purchase is placed, or within 30 days thereafter, and must be able to provide a copy of your prior account statement or confirmation from the other fund showing the redemption transaction.  This provision may be terminated at any time by Calvert Distributors, Inc. or the Funds without notice.

Calvert First Government Money Market Fund

This report is intended to provide fund information to shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.

printed on recycled paper using soy-based inks

To Open an Account

800-368-2748

Yields and Prices

Calvert Information Network

(24 hours, 7 days a week)

800-368-2745

Service for Existing Account

Shareholders: 800-368-2745

Brokers: 800-368-2746

TDD for Hearing Impaired

800-541-1524

Branch Office

4550 Montgomery Avenue

Suite 1000 North

Bethesda, Maryland 20814

Registered, Certified

or Overnight Mail

Calvert Group

c/o BFDS,

330 West 9th Street

Kansas City, MO 64105

Web Site

www.calvert.com

Principal Underwriter

Calvert Distributors, Inc.

4550 Montgomery Avenue

Suite 1000 North

Bethesda, Maryland 20814

Calvert Group's

Family of Funds

Tax-Exempt Money Market Funds

CTFR Money Market Portfolio

Taxable Money Market Funds

First Government Money Market Fund

CSIF Money Market Portfolio

Balanced Fund

CSIF Balanced Portfolio

Municipal Funds

CTFR Limited-Term Portfolio

CTFR Long-Term Portfolio

CTFR Vermont Municipal Portfolio

National Muni. Intermediate Portfolio

California Limited-Term Muni. Portfolio

Taxable Bond Funds

CSIF Bond Portfolio

Income Fund

Short Duration Income Fund

Equity Funds

CSIF Enhanced Equity Portfolio

CSIF Equity Portfolio

Calvert Large Cap Growth Fund

Calvert Social Index Fund

Capital Accumulation Fund

CWV International Equity Fund

New Vision Small Cap Fund


Item 2.  Code of Ethics.

(a) The registrant has adopted a code of ethics (the "Code of Ethics") that applies to its principal executive officer and principal financial officer (also referred to as "principal accounting officer").

(b) No information need be disclosed under this paragraph.

(c) The registrant has not amended its Code of Ethics during the period covered by the shareholder report presented in Item 1 hereto.

(d) The registrant has not granted a waiver or implicit waiver from a provision of its Code of Ethics during the period covered by the shareholder report presented in Item 1 hereto.

(e) Not applicable.

(f) The registrant's Code of Ethics is attached as an Exhibit hereto.

Item 3.  Audit Committee Financial Expert.

The registrant's Board of Trustees has determined that M. Charito Kruvant, an "independent" Trustee serving on the registrant's audit committee, is an "audit committee financial expert," as defined in Item 3 of Form N-CSR.  Under applicable securities laws, a person who is determined to be an audit committee financial expert will not be deemed an "expert" for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert.  The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities that are greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and Board of Trustees in the absence of such designation or identification.

Item 4.  Principal Accountant Fees and Services.

Services fees paid to auditing firm:

 Fiscal Year ended 12/31/02

 Fiscal Year ended 12/31/03

 $

 %*

 $

 % *

 (a) Audit Fees

 $10,400

 -

 $13,200

 -

 (b) Audit-Related   Fees

 $

 0%

 $

 0%

 (c) Tax Fees (tax return preparation and filing for the registrant)

 $1,900

 0%

 $2,200

 0%

 (d) All Other Fees

 $__-____

 0%

   $_-___

 0%

 Total

 $12,300

 0%

 $15,400

 0%

* Percentage of fees approved by the Audit Committee pursuant to (c)(7)(i)(C) of Rule 2-01 of Reg. S-X (statutory de minimis waiver of Committee's requirement to preapprove)

(e)  Audit Committee pre-approval policies and procedures:

The Audit Committee is required to preapprove all services provided to the Registrant, and to the Registrant's Investment
Advisor, and any entity controlling, controlled by, or under common control with the Advisor that provides ongoing services to the
Registrant.    The Registrant's Audit Committee Charter provides that the Committee may delegate its authority to preapprove certain matters to the Audit Committee Chair; however, as of the last day of the reporting period, this authority had not been delegated.

(f) Not applicable.

(g) Aggregate non-audit fees billed by the Registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment advisor, and any entity controlling, controlled by, or under common control with the Advisor that provides ongoing services to the Registrant for each of the last two fiscal years of the Registrant:

 Fiscal Year ended 12/31/02

 Fiscal Year ended 12/31/03

 $    -

 0%*

 $ 66,000

 0%*

* Percentage of fees approved by the Audit Committee pursuant to (c)(7)(i)(C) of Rule 2-01 of Reg. S-X (statutory de minimis waiver of Committee's requirement to preapprove)

(h) The Registrant's Audit Committee of the Board of Directors has considered whether the provision of non-audit services that were rendered to the Registrant's investment advisor, and any entity controlling, controlled by, or under common control with the investment advisor that provides ongoing services to the Registrant that were not pre-approved pursuant to paragraph (c) (7)(ii) of
Rule 2-01 of Reg. S-X is compatible with maintaining the principal accountant's independence and found that the provision of such services is compatible with maintaining the principal accountant's independence.

Item 5.  Listed Company Audit Committee Standards.

            Not applicable.

Item 6.  [Reserved]

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

            Not applicable.

Item 8.  [Reserved]

Item 9.  Controls and Procedures.

(a)       The principal executive and financial officers concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Exchange Act, as of a date within 90 days of the filing date of this report.

(b)       There was no change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 10.  Exhibits.

(a)       A copy of the Registrant's Code of Ethics.

            Attached hereto.

(b)       A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2).

Attached hereto.

            Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

First Variable Rate Fund for Government Income

By:       /s/  Barbara Krumsiek

            Barbara Krumsiek

            President -- Principal Executive Officer

Date: March 4, 2004

            Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

            /s/  Barbara Krumsiek

            Barbara Krumsiek

            President -- Principal Executive Officer

Date: March 4, 2004

            /s/  Ronald
Wolfsheimer

             Ronald Wolfsheimer

            Treasurer -- Principal Financial Officer

Date: March 4, 2004